Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies $ in Thousands	Dec. 31, 2023 CAD ($)
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	$ 282,561
2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	135,576
2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	99,488
Capital expenditure obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	18,434
Flow-through share expenditures [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	19,554
Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	7,967
Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	1,542
2024 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	59,019
2024 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	19,368
2024 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
2024 [Member] | Capital expenditure obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	18,434
2024 [Member] | Flow-through share expenditures [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	19,554
2024 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	758
2024 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	905
2025-26 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	88,440
2025-26 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	38,736
2025-26 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	47,840
2025-26 [Member] | Capital expenditure obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
2025-26 [Member] | Flow-through share expenditures [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
2025-26 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	1,527
2025-26 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	337
2027-28 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	67,113
2027-28 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	38,736
2027-28 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	25,824
2027-28 [Member] | Capital expenditure obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
2027-28 [Member] | Flow-through share expenditures [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
2027-28 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	2,403
2027-28 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	150
2029-30 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	67,989
2029-30 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	38,736
2029-30 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	25,824
2029-30 [Member] | Capital expenditure obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
2029-30 [Member] | Flow-through share expenditures [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
2029-30 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	3,279
2029-30 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	$ 150